Equity (Details) - USD ($)			1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2021	Dec. 01, 2020	Feb. 25, 2021	May 22, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 12, 2021	Jan. 19, 2019
Equity (Details) [Line Items]
Ordinary shares issued	2.3			575,001
ADS issued on shares				11,500,020
Ordinary shares, par value (in Dollars per share)			$ 2.6	$ 1.5
Exercise price (in Dollars per share)				$ 0.001
Gross issuance expenses (in Dollars)				$ 5,000,000
Number of warrant exercise					1,539,000	1,219,333
Ordinary shares issued					30,780,000	24,386,660
Public offering (in Dollars)	$ 3,659,735		$ 3,258,438
Warrants issued on shares								91,743
Total gross proceeds (in Dollars)	$ 9,680,000		$ 9,700,000
Purchase percentage			15.00%
Additional purchase amount (in Dollars)			$ 488,765,000				$ 222,000
Options to employee other services (in Dollars)							1,944,000	$ 191,000	$ 259,000
Expenses (in Dollars)							$ 79	$ 1,107,000
Underwriting Agreement Aegis Capital Corp [Member]
Equity (Details) [Line Items]
Description of agreement		pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 7,098,491 American Depositary Shares, each representing 20 ordinary shares of the Company of no par value for a public offering price of USD 1.83 per ADS. In addition, the Underwriter was granted an option to purchase additional 15 percent of the ADSs sold in the Offering solely to cover over-allotments, exercisable until 45 days following the date of the offering. Aegis exercised its over-allotment option in full to purchase an additional 1,064,774 ADSs, the closing of which occurred on December 16, 2020.
ADS [Member]
Equity (Details) [Line Items]
Ordinary shares issued	73,194,700
Warrants [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 1.499
Warrants purchase on additional ordinary shares				2,758,333
Number of shares reserved for issue under options and contracts for sale of shares				55,166,660
Warrants C [Member]
Equity (Details) [Line Items]
Number of warrant exercise								197,000
Ordinary shares issued								3,940,000
Proceeds from issuance of expenses (in Dollars)								$ 700,000
Warrants issued on shares											548,960
Warrants A [Member]
Equity (Details) [Line Items]
Ordinary shares issued										1,000,000,000